Schedule of Assumptions Used in Estimation of Grant Date Fair Value of Options Using Black-Scholes Option Pricing Model, Assuming No Dividends (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011
Assumptions used to Determine Fair Value Options [Line Items]
Average risk-free interest rate (as a percent)	2.29%	2.29%
Average expected life (in years)	6 years	6 years
Volatility (as a percent)	41.90%	41.90%